UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-04707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2022

Item 1.

Reports to Stockholders

Fidelity Advisor® Strategic Income Fund

Annual Report
December 31, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended December 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl.4.00% sales charge)	-14.84%	0.32%	1.91%
Class M (incl.4.00% sales charge)	-14.91%	0.33%	1.92%
Class C (incl. contingent deferred sales charge)	-12.85%	0.40%	1.73%
Fidelity® Strategic Income Fund	-11.14%	1.42%	2.60%
Class I	-11.18%	1.39%	2.58%
Class Z	-11.00%	1.49%	2.63%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Fidelity® Strategic Income Fund shares took place on April 13, 2018. Returns prior to April 13, 2018 are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Income Fund - Class A, a class of the fund, on December 31, 2012, and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Universal Bond Index performed over the same period.

14,000
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
9,500
$9,300
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022
Period Ending Values
$12,086 Fidelity Advisor® Strategic Income Fund - Class A
$11,415 Bloomberg U.S. Universal Bond Index

Management's Discussion of Fund Performance
Market Recap:
Asset prices around the world experienced a synchronous downturn for most of 2022, as crosscurrents challenged the global economy and financial markets. Persistently high inflation in some markets, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve and other central banks to aggressively tighten monetary policy. This led to a broad retreat from risk and declining prices for stocks and bonds through September. In Q4, markets experienced a sharp reversal amid optimism on inflation and policy easing, and riskier assets rallied to cap a tumultuous year. Against this backdrop, the Fidelity Strategic Income Composite Index SM returned -11.68%. Within the index, floating-rate debt fared best, with the S&P LSTA ® Leveraged Performing Loan Index, a proxy for the floating-rate loan market, returning -0.61%. This fixed-income asset class benefited from its lack of sensitivity to rising interest rates. U.S. government debt, as reflected in the Bloomberg U.S. Government Bond Index, returned -12.32%, while non-U.S. developed-markets debt, as measured by the Bloomberg Global Aggregate Developed Markets Ex USD GDP Weighted Index (Hedged), had a return of -12.60%. High-yield bonds struggled as credit spreads widened, with this asset class returning -11.21%, according to the ICE BofA ® U.S. High Yield Constrained Index. Of final note, emerging-markets debt, returned -15.24%, per the Bloomberg Emerging Markets Aggregate USD Bond Index.

Comments from Co-Lead Portfolio Manager Adam Kramer:
For the fiscal year ending December 31, 2022, the fund's share classes returned about -12% to -11% (excluding sales charges, if applicable), performing roughly in line with the Fidelity Strategic Income Composite Index SM . Favorable security selection in the fund's high-yield bond subportfolio boosted the fund's relative performance most in 2022. Picks within the energy and banking industries contributed notably, as did the subportfolio's average 6% cash stake in a steeply declining high-yield-bond market. High-yield bond investment choices in the technology & electronics industry, however, along with the subportfolio's exposure to equities, hurt. Security selection in the emerging-markets debt subportfolio added relative value the past year. Specifically, picks in Russia, where the subportfolio had a minimal stake, was a notable positive, as was its 11% average cash position, which buffered the subportfolio's decline as the market sharply fell. The subportfolio's slight overweighting in Ukrainian bonds and a large underweight in China, proved beneficial. Other positive factors included an overweight and security selection in floating-rate debt, as well as bond picking and a large underweight in the developed international debt subportfolio. Exposure to U.S. government bonds, especially an allocation to U.S. Treasury futures, detracted, as these securities generally struggled amid sharply rising interest rates.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary December 31, 2022 (Unaudited)
The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	27.1
Freddie Mac	1.2
CCO Holdings LLC/CCO Holdings Capital Corp.	1.2
TransDigm, Inc.	1.2
JPMorgan Chase & Co.	0.9
Bank of America Corp.	0.9
Citigroup, Inc.	0.9
Fannie Mae	0.8
United Kingdom, Great Britain and Northern Ireland	0.8
German Federal Republic	0.7
35.7

Market Sectors (% of Fund's net assets)

Financials	9.5
Energy	9.3
Consumer Discretionary	8.1
Communication Services	7.7
Industrials	6.4
Materials	4.9
Information Technology	3.9
Health Care	3.2
Utilities	3.0
Consumer Staples	2.5
Real Estate	1.4

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 25.8%
Futures and Swaps - 8.6%
Forward Currency Contracts - (5.1)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

NCUA Guranteed Notes are included in U.S. Government and U.S. Government Agency Obligations.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Percentages in the above tables are adjusted for the effect of TBA sale Commitments.
An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional. fidelity.com, as applicable.

Schedule of Investments December 31, 2022
Showing Percentage of Net Assets
Corporate Bonds - 32.7%
		Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		1,457	9,285
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		2,515	16,026
			25,311
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
New Cotai LLC 5% 2/24/27 (c)		2,620	4,216

TOTAL CONVERTIBLE BONDS			29,527
Nonconvertible Bonds - 32.5%
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 2.0%
Altice France SA:
5.125% 7/15/29(d)		38,465	28,839
5.5% 1/15/28(d)		13,345	10,451
5.5% 10/15/29(d)		28,170	21,480
8.125% 2/1/27(d)		4,495	4,094
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		21,480	19,893
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		3,300	2,720
5.625% 9/15/28(d)		2,610	1,939
Cogent Communications Group, Inc. 7% 6/15/27 (d)		2,785	2,729
Frontier Communications Holdings LLC:
5% 5/1/28(d)		11,730	10,229
5.875% 10/15/27(d)		6,300	5,850
8.75% 5/15/30(d)		2,785	2,832
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27(d)		2,800	2,464
6% 2/15/28(d)		2,355	1,823
Qwest Corp. 7.25% 9/15/25		955	961
Sable International Finance Ltd. 5.75% 9/7/27 (d)		11,004	10,165
Sprint Capital Corp.:
6.875% 11/15/28		53,897	55,942
8.75% 3/15/32		15,023	17,879
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		9,200	8,280
Verizon Communications, Inc. 4.75% 10/31/34	EUR	11,734	12,957
Virgin Media Finance PLC 5% 7/15/30 (d)		14,025	11,237
Windstream Escrow LLC 7.75% 8/15/28 (d)		24,965	20,342
Zayo Group Holdings, Inc. 4% 3/1/27 (d)		9,545	7,050
			260,156
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (d)		4,175	3,291

Media - 2.8%
Altice Financing SA:
5% 1/15/28(d)		8,025	6,460
5.75% 8/15/29(d)		11,895	9,356
Block Communications, Inc. 4.875% 3/1/28 (d)		4,405	3,843
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(d)		10,205	8,186
4.5% 8/15/30(d)		16,805	13,884
4.5% 5/1/32		6,745	5,369
4.75% 3/1/30(d)		51,010	43,992
5% 2/1/28(d)		22,835	20,734
5.375% 6/1/29(d)		34,085	30,822
6.375% 9/1/29(d)		5,815	5,465
Clear Channel International BV 6.625% 8/1/25 (d)		9,800	9,351
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (d)		5,745	4,218
CSC Holdings LLC:
4.5% 11/15/31(d)		14,440	10,019
5.375% 2/1/28(d)		13,855	11,171
6.5% 2/1/29(d)		15,380	12,573
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		24,690	2,901
DISH DBS Corp.:
5.25% 12/1/26(d)		6,925	5,833
5.75% 12/1/28(d)		6,925	5,527
DISH Network Corp. 11.75% 11/15/27 (d)		5,670	5,840
Gannett Holdings LLC 6% 11/1/26 (d)		4,000	3,260
Gray Escrow II, Inc. 5.375% 11/15/31 (d)		8,145	5,870
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(d)		7,310	6,056
6.75% 10/15/27(d)		6,107	5,710
Nexstar Broadcasting, Inc.:
4.75% 11/1/28(d)		13,395	11,587
5.625% 7/15/27(d)		14,270	13,091
Quebecor Media, Inc. 5.75% 1/15/23		14,205	14,171
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (d)		4,205	3,089
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)		1,655	1,328
Sirius XM Radio, Inc.:
3.125% 9/1/26(d)		4,235	3,760
3.875% 9/1/31(d)		5,645	4,404
4% 7/15/28(d)		11,260	9,800
5% 8/1/27(d)		8,740	8,079
Townsquare Media, Inc. 6.875% 2/1/26 (d)		3,305	2,933
Univision Communications, Inc.:
4.5% 5/1/29(d)		5,760	4,817
7.375% 6/30/30(d)		8,200	7,837
Videotron Ltd. 5.125% 4/15/27 (d)		7,325	6,919
VZ Secured Financing BV 5% 1/15/32 (d)		11,130	9,044
Ziggo Bond Co. BV:
5.125% 2/28/30(d)		3,375	2,725
6% 1/15/27(d)		7,930	7,378
Ziggo BV 4.875% 1/15/30 (d)		4,805	4,021
			351,423
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		11,675	10,437
Millicom International Cellular SA 4.5% 4/27/31 (d)		1,040	873
Sprint Corp. 7.625% 3/1/26		3,615	3,804
T-Mobile U.S.A., Inc. 3.5% 4/15/31		2,215	1,913
			17,027
TOTAL COMMUNICATION SERVICES			631,897

CONSUMER DISCRETIONARY - 5.0%
Auto Components - 0.1%
Allison Transmission, Inc. 5.875% 6/1/29 (d)		4,830	4,536
Dana, Inc. 4.5% 2/15/32		4,150	3,319
Exide Technologies:
11% 10/31/24 pay-in-kind(c)(d)(e)(f)		1,280	0
11% 10/31/24 pay-in-kind(c)(d)(e)(f)		632	285
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		7,155	6,261
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)		2,515	1,634
			16,035
Automobiles - 0.2%
Ford Motor Co.:
3.25% 2/12/32		12,660	9,496
6.1% 8/19/32		5,815	5,380
McLaren Finance PLC 7.5% 8/1/26 (d)		3,860	2,837
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (d)(f)(g)		14,000	13,510
			31,223
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		4,235	3,843
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		5,300	5,066
Service Corp. International 4% 5/15/31		5,750	4,845
Sotheby's 7.375% 10/15/27 (d)		2,970	2,785
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (d)		4,315	3,623
TKC Holdings, Inc. 6.875% 5/15/28 (d)		6,393	4,995
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		4,750	4,477
			29,634
Hotels, Restaurants & Leisure - 2.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(d)		5,685	5,085
4% 10/15/30(d)		23,490	19,022
4.375% 1/15/28(d)		6,265	5,610
Affinity Gaming LLC 6.875% 12/15/27 (d)		2,520	2,137
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)		2,720	2,288
Booking Holdings, Inc. 4.75% 11/15/34	EUR	9,706	10,561
Boyd Gaming Corp. 4.75% 6/15/31 (d)		7,140	6,212
Caesars Entertainment, Inc.:
4.625% 10/15/29(d)		8,375	6,816
6.25% 7/1/25(d)		25,535	24,812
8.125% 7/1/27(d)		34,045	33,451
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		8,510	8,330
Carnival Corp.:
4% 8/1/28(d)		14,305	11,664
7.625% 3/1/26(d)		10,595	8,398
9.875% 8/1/27(d)		10,150	9,592
10.5% 2/1/26(d)		7,395	7,385
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (d)		8,655	8,885
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)		2,790	2,501
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(d)		11,750	9,943
6.75% 1/15/30(d)		15,885	12,813
Garden SpinCo Corp. 8.625% 7/20/30 (d)		2,545	2,698
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29(d)		3,350	2,898
4% 5/1/31(d)		5,020	4,200
4.875% 1/15/30		11,025	9,991
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		5,210	4,959
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		3,955	3,570
Melco Resorts Finance Ltd.:
5.25% 4/26/26(d)		5,440	4,786
5.75% 7/21/28(d)		2,710	2,257
Merlin Entertainments PLC 5.75% 6/15/26 (d)		4,580	4,288
MGM Resorts International 4.75% 10/15/28		6,740	5,883
NCL Corp. Ltd. 5.875% 2/15/27 (d)		5,580	4,834
Papa John's International, Inc. 3.875% 9/15/29 (d)		2,555	2,133
Premier Entertainment Sub LLC:
5.625% 9/1/29(d)		10,245	7,555
5.875% 9/1/31(d)		5,385	3,809
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(d)		4,165	3,372
8.25% 1/15/29(d)		12,500	12,561
9.25% 1/15/29(d)		16,510	16,966
11.5% 6/1/25(d)		13,222	14,181
11.625% 8/15/27(d)		5,815	5,830
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)		5,630	4,902
Station Casinos LLC 4.625% 12/1/31 (d)		4,155	3,333
Studio City Finance Ltd. 5% 1/15/29 (d)		3,255	2,405
Vail Resorts, Inc. 6.25% 5/15/25 (d)		3,855	3,855
Viking Cruises Ltd. 13% 5/15/25 (d)		5,740	6,056
Voc Escrow Ltd. 5% 2/15/28 (d)		6,285	5,406
Yum! Brands, Inc. 4.625% 1/31/32		5,905	5,220
			343,453
Household Durables - 0.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (d)		4,105	3,295
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)		4,370	3,407
Century Communities, Inc. 3.875% 8/15/29 (d)		4,225	3,322
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (d)		775	769
Tempur Sealy International, Inc.:
3.875% 10/15/31(d)		7,360	5,778
4% 4/15/29(d)		7,905	6,641
TopBuild Corp. 3.625% 3/15/29 (d)		3,030	2,484
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		11,770	11,712
TRI Pointe Homes, Inc. 5.7% 6/15/28		8,715	7,894
			45,302
Internet & Direct Marketing Retail - 0.8%
Angi Group LLC 3.875% 8/15/28 (d)		3,385	2,512
Millennium Escrow Corp. 6.625% 8/1/26 (d)		5,650	3,616
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		23,835	17,941
Uber Technologies, Inc.:
4.5% 8/15/29(d)		12,675	11,043
6.25% 1/15/28(d)		5,520	5,299
7.5% 9/15/27(d)		31,625	31,647
8% 11/1/26(d)		29,170	29,270
			101,328
Multiline Retail - 0.1%
Macy's Retail Holdings LLC:
5.875% 3/15/30(d)		2,925	2,538
6.125% 3/15/32(d)		2,820	2,370
Nordstrom, Inc.:
4.25% 8/1/31		11,600	8,295
4.375% 4/1/30		1,745	1,312
5% 1/15/44		825	501
6.95% 3/15/28		250	231
			15,247
Specialty Retail - 0.4%
Arko Corp. 5.125% 11/15/29 (d)		4,190	3,290
Asbury Automotive Group, Inc.:
4.5% 3/1/28		1,987	1,749
4.625% 11/15/29(d)		4,555	3,838
4.75% 3/1/30		1,980	1,656
5% 2/15/32(d)		4,915	4,044
Bath & Body Works, Inc.:
6.625% 10/1/30(d)		3,355	3,148
6.75% 7/1/36		8,920	7,840
7.5% 6/15/29		5,030	4,966
Carvana Co.:
4.875% 9/1/29(d)		10,830	4,172
5.875% 10/1/28(d)		680	265
Foot Locker, Inc. 4% 10/1/29 (d)		2,800	2,181
LCM Investments Holdings 4.875% 5/1/29 (d)		3,120	2,498
Michaels Companies, Inc. 5.25% 5/1/28 (d)		6,875	5,531
Victoria's Secret & Co. 4.625% 7/15/29 (d)		10,565	8,295
			53,473
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc.:
4.125% 8/15/31(d)		2,820	2,298
4.25% 3/15/29(d)		4,325	3,664
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		2,420	1,975
			7,937
TOTAL CONSUMER DISCRETIONARY			643,632

CONSUMER STAPLES - 1.2%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		3,135	2,515

Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(d)		5,285	4,434
4.625% 1/15/27(d)		13,797	12,816
4.875% 2/15/30(d)		23,423	20,904
C&S Group Enterprises LLC 5% 12/15/28 (d)		5,155	3,892
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		4,698	4,592
Performance Food Group, Inc.:
4.25% 8/1/29(d)		3,955	3,427
5.5% 10/15/27(d)		5,345	5,041
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		6,735	6,331
United Natural Foods, Inc. 6.75% 10/15/28 (d)		4,680	4,497
			65,934
Food Products - 0.6%
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)		3,790	3,300
Darling Ingredients, Inc. 6% 6/15/30 (d)		6,615	6,466
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (d)		12,225	11,632
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(d)		5,575	4,924
4.375% 1/31/32(d)		2,790	2,438
Pilgrim's Pride Corp. 4.25% 4/15/31 (d)		10,220	8,693
Post Holdings, Inc.:
4.5% 9/15/31(d)		12,110	10,180
4.625% 4/15/30(d)		6,415	5,534
5.5% 12/15/29(d)		11,940	10,805
5.75% 3/1/27(d)		1,713	1,657
Simmons Foods, Inc. 4.625% 3/1/29 (d)		4,295	3,496
TreeHouse Foods, Inc. 4% 9/1/28		2,250	1,913
			71,038
Household Products - 0.0%
Diamond BC BV 4.625% 10/1/29 (d)		3,360	2,696
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)		4,310	3,352
			6,048
Personal Products - 0.1%
BellRing Brands, Inc. 7% 3/15/30 (d)		6,925	6,664

TOTAL CONSUMER STAPLES			152,199

ENERGY - 4.1%
Energy Equipment & Services - 0.3%
CGG SA 8.75% 4/1/27 (d)		5,895	4,761
Nabors Industries Ltd.:
7.25% 1/15/26(d)		6,565	6,187
7.5% 1/15/28(d)		5,660	5,178
Nine Energy Service, Inc. 8.75% 11/1/23 (d)		3,620	3,548
NuStar Logistics LP 6% 6/1/26		7,285	7,015
Summit Midstream Holdings LLC:
5.75% 4/15/25		3,405	2,882
8.5%(d)(h)		4,185	3,986
Vier Gas Transport GmbH 4.625% 9/26/32 (Reg. S)	EUR	4,000	4,302
			37,859
Multi Industry Energy - 0.0%
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		6,600	6,216

Oil, Gas & Consumable Fuels - 3.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(d)		4,305	3,936
5.75% 1/15/28(d)		10,640	9,870
Cheniere Energy Partners LP:
3.25% 1/31/32		4,200	3,338
4% 3/1/31		9,070	7,722
Cheniere Energy, Inc. 4.625% 10/15/28		9,375	8,474
Chesapeake Energy Corp.:
5.875% 2/1/29(d)		3,115	2,951
6.75% 4/15/29(d)		4,415	4,298
7% 10/1/24(c)(e)		3,985	0
8% 1/15/25(c)(e)		1,955	0
8% 6/15/27(c)(e)		1,240	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)		16,430	16,392
Citgo Petroleum Corp.:
6.375% 6/15/26(d)		4,665	4,496
7% 6/15/25(d)		13,580	13,245
CNX Midstream Partners LP 4.75% 4/15/30 (d)		2,970	2,437
CNX Resources Corp.:
6% 1/15/29(d)		3,200	2,944
7.375% 1/15/31(d)		2,885	2,765
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)		4,055	3,477
Comstock Resources, Inc.:
5.875% 1/15/30(d)		15,170	13,042
6.75% 3/1/29(d)		8,110	7,319
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)		12,715	11,107
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		11,025	10,253
5.75% 4/1/25		2,960	2,879
6% 2/1/29(d)		23,985	22,006
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		2,450	2,201
CVR Energy, Inc.:
5.25% 2/15/25(d)		9,740	8,961
5.75% 2/15/28(d)		24,505	21,332
DCP Midstream Operating LP 5.85% 5/21/43 (d)(f)		10,780	10,516
DT Midstream, Inc.:
4.125% 6/15/29(d)		4,285	3,681
4.375% 6/15/31(d)		4,285	3,595
EG Global Finance PLC 8.5% 10/30/25 (d)		9,545	8,892
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		10,149	9,718
Energy Transfer LP 5.5% 6/1/27		12,065	11,744
EnLink Midstream LLC 6.5% 9/1/30 (d)		5,815	5,755
Hess Midstream Partners LP:
4.25% 2/15/30(d)		4,590	3,924
5.125% 6/15/28(d)		6,600	6,103
5.5% 10/15/30(d)		2,775	2,539
5.625% 2/15/26(d)		9,140	8,903
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)		7,130	6,453
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28(d)		4,350	3,961
6.375% 4/15/27(d)		2,780	2,731
MEG Energy Corp. 7.125% 2/1/27 (d)		6,490	6,619
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)		12,834	0
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		4,155	3,802
5.625% 5/1/27		3,665	3,559
New Fortress Energy, Inc.:
6.5% 9/30/26(d)		11,785	10,945
6.75% 9/15/25(d)		12,840	12,144
NGPL PipeCo LLC 4.875% 8/15/27 (d)		1,800	1,710
Occidental Petroleum Corp.:
3.5% 8/15/29		3,820	3,420
5.875% 9/1/25		6,775	6,750
6.2% 3/15/40		3,565	3,489
6.375% 9/1/28		6,775	6,841
6.45% 9/15/36		11,875	12,113
6.6% 3/15/46		7,130	7,337
6.625% 9/1/30		13,550	14,002
7.2% 3/15/29		2,440	2,525
7.5% 5/1/31		680	727
Parkland Corp.:
4.5% 10/1/29(d)		4,420	3,683
4.625% 5/1/30(d)		5,540	4,584
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		15,760	14,066
7.25% 6/15/25		13,580	13,419
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,110	6,102
PDC Energy, Inc. 6.125% 9/15/24		1,240	1,233
SM Energy Co.:
5.625% 6/1/25		4,400	4,224
6.625% 1/15/27		12,830	12,358
6.75% 9/15/26		3,175	3,082
Southwestern Energy Co.:
5.375% 3/15/30		5,630	5,135
5.7% 1/23/25(i)		149	146
7.75% 10/1/27		7,830	7,980
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		5,515	4,824
4.5% 4/30/30		5,550	4,818
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 9/1/31(d)		4,225	3,633
7.5% 10/1/25(d)		5,035	5,080
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		6,345	5,729
Teine Energy Ltd. 6.875% 4/15/29 (d)		4,420	3,967
Tennessee Gas Pipeline Co. 7.625% 4/1/37		2,585	2,811
Unit Corp. 0% 12/1/29 (c)		1,660	0
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(d)		3,525	3,084
4.125% 8/15/31(d)		3,525	3,003
			482,904
TOTAL ENERGY			526,979

FINANCIALS - 4.1%
Banks - 0.5%
ABN AMRO Bank NV 4.5% 11/21/34 (Reg. S)	EUR	7,200	7,614
AIB Group PLC 2.875% 5/30/31 (Reg. S) (f)	EUR	5,810	5,580
Barclays PLC 5.262% 1/29/34 (Reg. S) (f)	EUR	12,316	13,017
CaixaBank SA 6.25% 2/23/33 (Reg. S) (f)	EUR	9,500	10,178
HSBC Holdings PLC Eur Swap Annual 5Y Index + 3.300% 6.364% 11/16/32 (Reg. S) (f)(g)	EUR	9,791	10,632
Svenska Handelsbanken AB 3.25% 6/1/33 (Reg. S) (f)	EUR	9,304	9,180
UniCredit SpA 2.731% 1/15/32 (Reg. S) (f)	EUR	1,676	1,507
			57,708
Capital Markets - 0.4%
AssuredPartners, Inc.:
5.625% 1/15/29(d)		3,905	3,214
7% 8/15/25(d)		2,930	2,834
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		7,265	6,183
Coinbase Global, Inc.:
3.375% 10/1/28(d)		4,060	2,146
3.625% 10/1/31(d)		4,200	2,023
Deutsche Bank AG 4% 6/24/32 (Reg. S) (f)	EUR	17,100	16,195
Hightower Holding LLC 6.75% 4/15/29 (d)		2,870	2,397
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		3,985	3,427
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)		4,420	2,563
MSCI, Inc.:
3.25% 8/15/33(d)		4,225	3,263
4% 11/15/29(d)		3,780	3,293
			47,538
Consumer Finance - 1.6%
Ally Financial, Inc.:
8% 11/1/31		53,672	55,408
8% 11/1/31		16,761	17,426
Ford Motor Credit Co. LLC:
3.375% 11/13/25		11,600	10,487
3.625% 6/17/31		7,380	5,803
4% 11/13/30		25,360	20,817
5.113% 5/3/29		6,160	5,578
7.35% 11/4/27		5,690	5,831
OneMain Finance Corp.:
4% 9/15/30		3,340	2,492
5.375% 11/15/29		5,560	4,548
6.625% 1/15/28		4,415	4,065
6.875% 3/15/25		30,605	29,401
7.125% 3/15/26		41,215	39,191
			201,047
Diversified Financial Services - 0.6%
Altus Midstream LP 5.875% 6/15/30 (d)		4,180	3,920
Compass Group Diversified Holdings LLC 5% 1/15/32 (d)		2,765	2,185
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		6,375	5,391
5.25% 5/15/27		23,175	21,234
6.25% 5/15/26		14,625	14,053
6.375% 12/15/25		18,820	18,252
James Hardie International Finance Ltd. 5% 1/15/28 (d)		5,270	4,835
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind(d)		4,302	99
5.25% 12/27/33 pay-in-kind(d)		2,180	49
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)		2,265	2,140
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)		9,930	8,067
			80,225
Insurance - 1.0%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29(d)		4,230	3,457
7% 11/15/25(d)		20,290	18,643
10.125% 8/1/26(d)		6,810	6,623
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(d)		6,740	6,037
5.875% 11/1/29(d)		4,180	3,438
6.75% 10/15/27(d)		10,080	9,061
Allianz SE 4.252% 7/5/52 (Reg. S) (f)	EUR	17,200	16,897
AmWINS Group, Inc. 4.875% 6/30/29 (d)		4,105	3,482
ASR Nederland NV 7% 12/7/43 (Reg. S) (f)	EUR	15,040	16,104
AXA SA 4.25% 3/10/43 (Reg. S) (f)	EUR	14,867	14,492
Berkshire Hathaway Finance Corp. 2% 3/18/34	EUR	12,912	11,101
Hannover Reuck SE 5.875% 8/26/43 (Reg. S) (f)	EUR	7,100	7,761
HUB International Ltd.:
5.625% 12/1/29(d)		6,030	5,266
7% 5/1/26(d)		6,980	6,833
MAPFRE SA 2.875% 4/13/30 (Reg. S)	EUR	1,700	1,499
Sampo Oyj 2.5% 9/3/52 (Reg. S) (f)	EUR	2,579	2,065
			132,759
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 5.25% 8/15/28		4,725	4,357

TOTAL FINANCIALS			523,634

HEALTH CARE - 2.2%
Biotechnology - 0.0%
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		2,795	2,413

Health Care Equipment & Supplies - 0.0%
Avantor Funding, Inc. 3.875% 11/1/29 (d)		2,790	2,343
Hologic, Inc. 4.625% 2/1/28 (d)		2,505	2,360
			4,703
Health Care Providers & Services - 1.7%
180 Medical, Inc. 3.875% 10/15/29 (d)		2,995	2,575
Cano Health, Inc. 6.25% 10/1/28 (d)		1,865	1,128
Centene Corp.:
4.25% 12/15/27		6,820	6,396
4.625% 12/15/29		23,795	21,745
Community Health Systems, Inc.:
4.75% 2/15/31(d)		11,430	8,298
5.25% 5/15/30(d)		8,305	6,262
5.625% 3/15/27(d)		4,015	3,443
6% 1/15/29(d)		4,940	4,132
6.125% 4/1/30(d)		10,425	5,162
8% 3/15/26(d)		37,390	34,040
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(d)		2,075	1,549
4.625% 6/1/30(d)		15,850	12,750
HealthEquity, Inc. 4.5% 10/1/29 (d)		2,950	2,578
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)		7,300	7,493
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		3,250	2,741
Molina Healthcare, Inc.:
3.875% 11/15/30(d)		6,345	5,377
3.875% 5/15/32(d)		5,560	4,617
4.375% 6/15/28(d)		4,690	4,280
Option Care Health, Inc. 4.375% 10/31/29 (d)		3,060	2,677
Radiology Partners, Inc. 9.25% 2/1/28 (d)		9,515	5,341
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		6,200	4,735
Tenet Healthcare Corp.:
4.625% 7/15/24		1,500	1,463
4.625% 9/1/24(d)		7,305	7,095
4.875% 1/1/26(d)		18,260	17,267
5.125% 11/1/27(d)		10,955	10,191
6.125% 10/1/28(d)		6,535	5,851
6.125% 6/15/30(d)		11,235	10,705
6.25% 2/1/27(d)		20,050	19,258
			219,149
Health Care Technology - 0.1%
IQVIA, Inc. 5% 5/15/27 (d)		5,660	5,396

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(d)		5,245	4,639
4% 3/15/31(d)		6,035	5,220
4.25% 5/1/28(d)		2,045	1,883
Syneos Health, Inc. 3.625% 1/15/29 (d)		5,025	4,002
			15,744
Pharmaceuticals - 0.3%
Bayer AG 5.375% 3/25/82 (Reg. S) (f)	EUR	8,400	7,868
Catalent Pharma Solutions:
3.5% 4/1/30(d)		2,800	2,211
5% 7/15/27(d)		2,295	2,136
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		10,200	9,031
5.125% 4/30/31(d)		8,890	7,698
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		2,775	2,508
5.125% 5/9/29		2,775	2,471
			33,923
TOTAL HEALTH CARE			281,328

INDUSTRIALS - 3.8%
Aerospace & Defense - 1.4%
Bombardier, Inc.:
6% 2/15/28(d)		2,815	2,603
7.125% 6/15/26(d)		5,695	5,525
7.5% 3/15/25(d)		5,202	5,152
7.875% 4/15/27(d)		13,015	12,624
BWX Technologies, Inc. 4.125% 6/30/28 (d)		6,400	5,752
Moog, Inc. 4.25% 12/15/27 (d)		2,025	1,873
Rolls-Royce PLC 5.75% 10/15/27 (d)		6,560	6,248
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		9,205	9,096
TransDigm UK Holdings PLC 6.875% 5/15/26		21,085	20,590
TransDigm, Inc.:
4.625% 1/15/29		9,290	8,168
5.5% 11/15/27		68,140	63,370
6.25% 3/15/26(d)		11,120	10,966
6.375% 6/15/26		20,230	19,683
7.5% 3/15/27		11,028	10,911
			182,561
Air Freight & Logistics - 0.0%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		3,960	3,564

Airlines - 0.4%
Air Canada 3.875% 8/15/26 (d)		4,230	3,747
Allegiant Travel Co. 7.25% 8/15/27 (d)		4,365	4,152
Delta Air Lines, Inc. 7% 5/1/25 (d)		1,671	1,708
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		18,595	18,487
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25(d)		1,420	1,427
8% 9/20/25(d)		4,670	4,686
United Airlines, Inc.:
4.375% 4/15/26(d)		14,560	13,496
4.625% 4/15/29(d)		8,725	7,597
			55,300
Building Products - 0.1%
Advanced Drain Systems, Inc.:
5% 9/30/27(d)		1,400	1,306
6.375% 6/15/30(d)		2,780	2,701
CP Atlas Buyer, Inc. 7% 12/1/28 (d)		3,280	2,436
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)		1,865	1,485
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (d)		4,185	3,756
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29		4,830	4,057
			15,741
Commercial Services & Supplies - 0.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)		3,995	2,899
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(d)		10,374	8,568
4.625% 6/1/28(d)		6,871	5,571
CoreCivic, Inc. 8.25% 4/15/26		14,975	15,357
Covanta Holding Corp.:
4.875% 12/1/29(d)		4,300	3,523
5% 9/1/30		6,775	5,471
GFL Environmental, Inc.:
4% 8/1/28(d)		4,200	3,591
4.75% 6/15/29(d)		5,705	4,993
IAA, Inc. 5.5% 6/15/27 (d)		2,830	2,761
KAR Auction Services, Inc. 5.125% 6/1/25 (d)		6,210	6,067
Madison IAQ LLC:
4.125% 6/30/28(d)		5,345	4,470
5.875% 6/30/29(d)		4,265	2,923
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (d)		14,145	13,332
Pitney Bowes, Inc. 7.25% 3/15/29 (d)		890	696
The Brink's Co. 4.625% 10/15/27 (d)		7,200	6,588
The GEO Group, Inc.:
9.5% 12/31/28(d)		5,755	5,478
10.5% 6/30/28		16,764	16,928
			109,216
Construction & Engineering - 0.4%
AECOM 5.125% 3/15/27		7,490	7,209
Arcosa, Inc. 4.375% 4/15/29 (d)		4,130	3,581
Bouygues SA 5.375% 6/30/42 (Reg. S)	EUR	14,100	15,520
Pike Corp. 5.5% 9/1/28 (d)		14,255	12,462
SRS Distribution, Inc.:
4.625% 7/1/28(d)		5,520	4,893
6.125% 7/1/29(d)		2,315	1,872
			45,537
Electrical Equipment - 0.1%
Sensata Technologies BV 4% 4/15/29 (d)		5,910	5,097

Industrial Conglomerates - 0.1%
Honeywell International, Inc. 4.125% 11/2/34	EUR	12,154	12,843

Machinery - 0.1%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)		4,630	3,995
Chart Industries, Inc. 7.5% 1/1/30 (d)		7,420	7,459
Stevens Holding Co., Inc. 6.125% 10/1/26 (d)		1,880	1,885
			13,339
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (d)		4,240	3,213

Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		5,670	5,132
Booz Allen Hamilton, Inc.:
3.875% 9/1/28(d)		6,270	5,555
4% 7/1/29(d)		2,820	2,482
TriNet Group, Inc. 3.5% 3/1/29 (d)		4,545	3,737
			16,906
Road & Rail - 0.1%
Hertz Corp.:
4.625% 12/1/26(d)		2,350	1,968
5% 12/1/29(d)		4,560	3,459
5.5% 10/15/24(c)(d)(e)		6,540	147
6% 1/15/28(c)(d)(e)		5,785	340
6.25% 12/31/49(c)(e)		6,775	8
7.125% 8/1/26(c)(d)(e)		6,315	505
XPO, Inc. 6.25% 5/1/25 (d)		5,220	5,269
			11,696
Trading Companies & Distributors - 0.1%
Foundation Building Materials, Inc. 6% 3/1/29 (d)		3,110	2,328
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		10,040	8,552
			10,880
Transportation Infrastructure - 0.0%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		4,235	3,503

TOTAL INDUSTRIALS			489,396

INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.0%
Coherent Corp. 5% 12/15/29 (d)		4,370	3,769
TTM Technologies, Inc. 4% 3/1/29 (d)		4,540	3,893
			7,662
IT Services - 0.3%
Acuris Finance U.S. 5% 5/1/28 (d)		4,315	3,441
Block, Inc. 3.5% 6/1/31		5,745	4,584
CA Magnum Holdings 5.375% (d)(h)		2,230	2,018
Camelot Finance SA 4.5% 11/1/26 (d)		6,365	5,966
Gartner, Inc.:
3.625% 6/15/29(d)		4,040	3,550
3.75% 10/1/30(d)		6,920	5,965
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(d)		6,060	5,073
5.25% 12/1/27(d)		5,665	5,362
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)		3,845	1,676
Unisys Corp. 6.875% 11/1/27 (d)		3,685	2,828
			40,463
Semiconductors & Semiconductor Equipment - 0.1%
onsemi 3.875% 9/1/28 (d)		6,765	5,903
Synaptics, Inc. 4% 6/15/29 (d)		3,500	2,949
			8,852
Software - 0.8%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		6,975	6,051
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (d)		4,225	4,133
Clarivate Science Holdings Corp.:
3.875% 7/1/28(d)		5,025	4,354
4.875% 7/1/29(d)		4,755	4,043
Elastic NV 4.125% 7/15/29 (d)		8,005	6,466
Fair Isaac Corp. 4% 6/15/28 (d)		6,420	5,826
Gen Digital, Inc. 5% 4/15/25 (d)		6,360	6,186
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		5,780	4,819
MicroStrategy, Inc. 6.125% 6/15/28 (d)		9,960	7,122
NCR Corp.:
5% 10/1/28(d)		3,385	2,886
5.25% 10/1/30(d)		13,370	11,030
5.75% 9/1/27(d)		5,480	5,244
6.125% 9/1/29(d)		5,480	5,124
Open Text Corp.:
3.875% 2/15/28(d)		3,220	2,763
3.875% 12/1/29(d)		3,045	2,449
6.9% 12/1/27(d)		5,000	5,000
Open Text Holdings, Inc.:
4.125% 2/15/30(d)		3,220	2,583
4.125% 12/1/31(d)		2,490	1,935
PTC, Inc.:
3.625% 2/15/25(d)		3,755	3,576
4% 2/15/28(d)		3,715	3,344
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)		7,100	4,900
			99,834
TOTAL INFORMATION TECHNOLOGY			156,811

MATERIALS - 2.6%
Chemicals - 0.9%
BASF AG 3.75% 6/29/32 (Reg. S)	EUR	6,100	6,431
Gpd Companies, Inc. 10.125% 4/1/26 (d)		8,860	7,553
Ingevity Corp. 3.875% 11/1/28 (d)		6,715	5,774
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (d)		2,100	1,817
Lanxess AG 1.75% 3/22/28 (Reg. S)	EUR	13,300	12,499
Linde PLC 1.625% 3/31/35 (Reg. S)	EUR	12,600	10,864
LSB Industries, Inc. 6.25% 10/15/28 (d)		9,723	8,896
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(d)		5,600	4,546
7.125% 10/1/27(d)		2,905	2,767
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)		3,770	3,235
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		6,435	5,454
The Chemours Co. LLC:
5.375% 5/15/27		18,470	17,056
5.75% 11/15/28(d)		10,075	9,050
The Scotts Miracle-Gro Co. 4% 4/1/31		5,930	4,530
Valvoline, Inc. 4.25% 2/15/30 (d)		4,680	4,540
W.R. Grace Holding LLC 5.625% 8/15/29 (d)		13,095	10,571
			115,583
Construction Materials - 0.0%
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (d)		6,525	6,075

Containers & Packaging - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(d)		3,025	2,571
4% 9/1/29(d)		6,050	4,795
6% 6/15/27(d)		2,785	2,727
Cascades, Inc.:
5.125% 1/15/26(d)		3,310	3,011
5.375% 1/15/28(d)		3,310	2,898
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(d)		3,315	3,152
8.75% 4/15/30(d)		19,065	16,319
Crown Cork & Seal, Inc.:
7.375% 12/15/26		16,535	17,023
7.5% 12/15/96		7,695	7,787
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		3,720	3,104
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		3,585	3,050
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		2,570	2,071
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		4,195	3,845
			72,353
Metals & Mining - 1.0%
Alcoa Nederland Holding BV:
4.125% 3/31/29(d)		7,735	6,862
6.125% 5/15/28(d)		2,110	2,079
Algoma Steel SCA 0% 12/31/23 (c)		1,518	0
Arconic Corp.:
6% 5/15/25(d)		4,090	4,021
6.125% 2/15/28(d)		9,123	8,560
ATI, Inc.:
4.875% 10/1/29		2,795	2,470
5.125% 10/1/31		2,480	2,184
Cleveland-Cliffs, Inc.:
4.625% 3/1/29(d)		4,615	4,096
4.875% 3/1/31(d)		4,615	4,075
5.875% 6/1/27		11,010	10,518
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		9,315	8,942
Eldorado Gold Corp. 6.25% 9/1/29 (d)		4,225	3,709
ERO Copper Corp. 6.5% 2/15/30 (d)		4,180	3,368
First Quantum Minerals Ltd.:
6.5% 3/1/24(d)		6,560	6,431
6.875% 3/1/26(d)		14,330	13,549
7.5% 4/1/25(d)		12,105	11,778
FMG Resources Pty Ltd.:
4.375% 4/1/31(d)		4,420	3,676
4.5% 9/15/27(d)		5,450	5,028
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		3,600	3,270
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		6,320	6,130
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		6,615	5,772
Mineral Resources Ltd.:
8% 11/1/27(d)		2,785	2,848
8.125% 5/1/27(d)		11,025	11,101
8.5% 5/1/30(d)		2,065	2,093
Murray Energy Corp.:
11.25% 12/31/49(c)(d)(e)		5,925	0
12% 4/15/24 pay-in-kind(c)(d)(e)(f)		6,364	0
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		2,015	1,742
			134,302
Paper & Forest Products - 0.1%
Glatfelter Corp. 4.75% 11/15/29 (d)		4,190	2,519
LABL, Inc. 5.875% 11/1/28 (d)		6,750	5,881
			8,400
TOTAL MATERIALS			336,713

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (d)		4,190	3,481
Iron Mountain, Inc.:
4.875% 9/15/29(d)		14,590	12,725
5% 7/15/28(d)		6,370	5,721
5.25% 7/15/30(d)		5,915	5,140
5.625% 7/15/32(d)		5,915	5,126
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		6,700	4,593
4.625% 8/1/29		10,950	8,350
5% 10/15/27		21,010	17,660
SBA Communications Corp. 3.875% 2/15/27		9,720	8,782
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(d)		9,350	7,480
6.5% 2/15/29(d)		19,535	12,942
Uniti Group, Inc.:
6% 1/15/30(d)		6,990	4,423
7.875% 2/15/25(d)		9,940	9,621
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29(d)		6,695	5,868
4.25% 12/1/26(d)		12,650	11,801
4.625% 12/1/29(d)		7,220	6,570
			130,283
Real Estate Management & Development - 0.4%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		6,575	6,275
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		8,505	6,421
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)		5,555	4,052
Segro Capital SARL 1.875% 3/23/30 (Reg. S)	EUR	12,186	11,071
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(d)		6,480	5,613
5.875% 6/15/27(d)		5,610	5,386
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		3,045	2,559
			41,377
TOTAL REAL ESTATE			171,660

UTILITIES - 2.0%
Electric Utilities - 1.5%
Clearway Energy Operating LLC:
3.75% 1/15/32(d)		2,795	2,247
4.75% 3/15/28(d)		4,055	3,743
EnBW International Finance BV 4.049% 11/22/29 (Reg. S)	EUR	5,657	6,027
NRG Energy, Inc.:
3.375% 2/15/29(d)		3,080	2,484
3.625% 2/15/31(d)		6,110	4,645
3.875% 2/15/32(d)		6,475	4,863
5.75% 1/15/28		19,350	18,163
ORSTED A/S 2.875% 6/14/33 (Reg. S)	EUR	9,718	9,509
Pacific Gas & Electric Co.:
3.75% 8/15/42		6,290	4,217
3.95% 12/1/47		13,510	9,160
4% 12/1/46		14,690	9,835
4.25% 3/15/46		1,475	1,026
4.3% 3/15/45		3,690	2,616
4.55% 7/1/30		36,325	32,925
PG&E Corp.:
5% 7/1/28		13,615	12,428
5.25% 7/1/30		5,150	4,687
TenneT Holding BV:
2.375% 5/17/33 (Reg. S)	EUR	6,136	5,665
2.75% 5/17/42 (Reg. S)	EUR	11,199	9,735
Vistra Operations Co. LLC:
4.375% 5/1/29(d)		11,110	9,585
5% 7/31/27(d)		13,800	12,808
5.5% 9/1/26(d)		9,975	9,610
5.625% 2/15/27(d)		17,455	16,559
			192,537
Gas Utilities - 0.2%
Southern Natural Gas Co. LLC:
7.35% 2/15/31		14,890	15,607
8% 3/1/32		9,400	10,311
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)		5,750	4,887
			30,805
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		3,735	3,311
RWE AG:
1% 11/26/33 (Reg. S)	EUR	6,400	4,898
2.75% 5/24/30 (Reg. S)	EUR	5,550	5,410
			13,619
Water Utilities - 0.2%
Suez SACA 2.375% 5/24/30 (Reg. S)	EUR	7,400	6,937
Thames Water Utility Finance PLC 1.25% 1/31/32 (Reg. S)	EUR	14,395	11,989
			18,926
TOTAL UTILITIES			255,887

TOTAL NONCONVERTIBLE BONDS			4,170,136
TOTAL CORPORATE BONDS (Cost $4,648,983)			4,199,663

U.S. Government and Government Agency Obligations - 27.1%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.2%
Fannie Mae 0.625% 4/22/25	2,128	1,955
Freddie Mac 4% 11/25/24	21,100	20,788
Tennessee Valley Authority:
5.25% 9/15/39	2,106	2,191
5.375% 4/1/56	3,503	3,708
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		28,642
U.S. Treasury Obligations - 26.8%
U.S. Treasury Bills, yield at date of purchase 3.33% to 4.17% 1/5/23 to 2/16/23 (j)	20,270	20,233
U.S. Treasury Bonds:
2% 11/15/41 (j)	55,859	39,885
2% 8/15/51	148,344	97,131
2.25% 2/15/52	115,400	80,248
2.5% 2/15/45 (j)	216,056	162,658
3% 5/15/45	20,100	16,559
3% 2/15/49	128,820	106,619
3.25% 5/15/42	20,500	17,973
3.375% 8/15/42	4,900	4,379
4% 11/15/42 (k)	62,650	61,338
4.75% 2/15/37 (j)	74,200	81,058
5.25% 2/15/29	5,406	5,739
6.125% 8/15/29	3,663	4,094
U.S. Treasury Notes:
0.125% 3/31/23	30,000	29,693
0.125% 5/31/23	38,200	37,518
0.125% 6/30/23	34,600	33,832
0.125% 8/15/23	2,411	2,344
0.125% 10/15/23	2,852	2,751
0.25% 5/15/24	470	442
0.25% 7/31/25	35,866	32,365
0.25% 9/30/25	26,037	23,378
0.25% 10/31/25	17,600	15,738
0.375% 10/31/23	20,700	19,962
0.375% 4/30/25	82,771	75,541
0.375% 12/31/25	167,057	149,301
0.375% 1/31/26	13,900	12,367
0.5% 11/30/23	115,900	111,508
0.625% 7/31/26	24,000	21,207
0.75% 3/31/26	46,052	41,276
0.75% 8/31/26	29,200	25,855
0.875% 9/30/26	143,800	127,684
1% 7/31/28	49,141	41,772
1.125% 10/31/26	17,300	15,473
1.125% 8/31/28 (j)	465,629	397,562
1.25% 12/31/26	52,353	46,883
1.25% 9/30/28	38,280	32,876
1.375% 8/31/23	11,000	10,754
1.375% 10/31/28	8,911	7,692
1.5% 2/29/24	286,900	276,545
1.5% 10/31/24	480	455
1.5% 1/31/27	40,989	37,007
1.5% 11/30/28	6,930	6,018
1.625% 5/31/23	19,717	19,485
1.625% 9/30/26	3,093	2,830
1.75% 1/31/29	41,434	36,394
1.875% 2/28/27	280,000	256,441
2.125% 7/31/24	96,008	92,344
2.125% 5/15/25	12,033	11,435
2.25% 4/30/24	78,844	76,343
2.25% 3/31/26	34,717	32,717
2.375% 3/31/29	7,500	6,820
2.5% 2/28/26	38,997	37,040
2.5% 3/31/27	7,200	6,756
2.625% 5/31/27	90	85
2.625% 7/31/29	25,965	23,909
2.75% 2/15/24	203,714	199,306
2.75% 6/30/25	197	190
2.75% 7/31/27	18,600	17,598
2.75% 5/31/29	18,541	17,226
2.75% 8/15/32	117,622	107,110
2.875% 5/15/32	36,400	33,545
3.125% 11/15/28	31,330	29,882
3.875% 11/30/27 (k)	14,110	14,033
3.875% 12/31/27	15,500	15,407
3.875% 11/30/29	26,570	26,391
4% 10/31/29	26,100	26,108
4.125% 10/31/27	8,800	8,832
TOTAL U.S. TREASURY OBLIGATIONS		3,431,940
Other Government Related - 0.1%
Private Export Funding Corp. Secured 1.75% 11/15/24	11,520	10,842
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,896,300)		3,471,424

U.S. Government Agency - Mortgage Securities - 2.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 0.8%
1.5% 11/1/40 to 11/1/41	41,464	33,773
2.5% 11/1/36 to 2/1/52	24,567	21,319
3% 11/1/34 to 2/1/52	12,413	11,496
3.5% 1/1/51 to 3/1/52	14,879	13,576
4% 9/1/52	2,178	2,055
4.5% 9/1/52	2,178	2,101
5% 5/1/52 to 12/1/52	16,431	16,452
TOTAL FANNIE MAE		100,772
Freddie Mac - 0.9%
1.5% 12/1/40 to 4/1/41	11,501	9,405
2.5% 5/1/41 to 1/1/52	20,608	17,985
3% 9/1/34	3,888	3,677
3.5% 5/1/51 to 3/1/52	48,576	44,517
4.5% 1/1/53	19,372	18,679
5% 5/1/52 to 12/1/52	15,918	15,892
TOTAL FREDDIE MAC		110,155
Ginnie Mae - 0.7%
2% 1/1/53 (l)	14,100	11,829
2% 1/1/53 (l)	4,700	3,943
2% 1/1/53 (l)	4,650	3,901
2% 1/1/53 (l)	950	797
2% 1/1/53 (l)	6,300	5,286
2% 1/1/53 (l)	4,600	3,859
2% 1/1/53 (l)	3,900	3,272
2% 1/1/53 (l)	1,850	1,552
2% 1/1/53 (l)	10,250	8,599
2% 1/1/53 (l)	16,300	13,675
2% 2/1/53 (l)	13,050	10,960
2% 2/1/53 (l)	16,300	13,690
2% 3/1/53 (l)	3,250	2,732
3.5% 1/1/53 (l)	2,000	1,838
3.5% 1/1/53 (l)	1,500	1,378
3.5% 2/1/53 (l)	1,850	1,701
TOTAL GINNIE MAE		89,012
Uniform Mortgage Backed Securities - 0.5%
2.5% 1/1/53 (l)	5,200	4,409
2.5% 1/1/53 (l)	1,250	1,060
2.5% 1/1/53 (l)	1,750	1,484
2.5% 2/1/53 (l)	1,750	1,485
2.5% 2/1/53 (l)	1,250	1,061
2.5% 2/1/53 (l)	1,200	1,018
3.5% 1/1/53 (l)	1,750	1,592
3.5% 1/1/53 (l)	13,300	12,096
3.5% 1/1/53 (l)	13,300	12,096
3.5% 2/1/53 (l)	13,300	12,102
4% 1/1/53 (l)	2,800	2,628
4.5% 1/1/53 (l)	17,450	16,820
5% 1/1/53 (l)	2,300	2,268
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		70,119
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $391,279)		370,058

Commercial Mortgage Securities - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac:
sequential payer:
Series 2021-K136 Class A2, 2.127% 11/25/31	5,000	4,149
Series 2022-K142 Class A2, 2.4% 3/25/32	7,700	6,509
Series 2022-K150 Class A2, 3.71% 11/25/32	2,600	2,445
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $14,053)		13,103

Foreign Government and Government Agency Obligations - 3.1%
		Principal Amount (a) (000s)	Value ($) (000s)
Australian Commonwealth:
1.75% 11/21/32 (Reg. S)	AUD	15,000	8,313
1.75% 6/21/51 (Reg. S)	AUD	60,510	23,875
Canadian Government:
0.25% 2/1/23	CAD	52,420	38,586
0.75% 2/1/24	CAD	26,500	18,827
1.25% 3/1/27	CAD	30,000	20,261
German Federal Republic:
0% 3/10/23 (Reg. S)	EUR	24,555	26,210
0% 12/15/23 (Reg. S)	EUR	30,905	32,368
1.7% 8/15/32 (Reg. S)	EUR	37,094	37,015
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		54,954	55,195
5.5% 12/4/23		19,812	19,922
Japan Government 0.4% 3/20/56	JPY	2,254,000	11,828
United Kingdom, Great Britain and Northern Ireland:
0.375% 10/22/26 (Reg. S)	GBP	86,985	93,040
3.75% 7/22/52	GBP	7,700	8,966
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $435,300)			394,406

Common Stocks - 2.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.1%
Entertainment - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(m)	2,242,893	1,211
Interactive Media & Services - 0.1%
Alphabet, Inc. Class A (m)	56,700	5,003
Meta Platforms, Inc. Class A (m)	29,000	3,490
		8,493
Media - 0.0%
iHeartMedia, Inc. (m)	26	0
Nexstar Broadcasting Group, Inc. Class A	33,727	5,903
		5,903
TOTAL COMMUNICATION SERVICES		15,607
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.0%
Exide Technologies (c)(m)	7,093	7
Exide Technologies (c)(m)	418,807	0
Exide Technologies (c)(m)	280	182
UC Holdings, Inc. (c)(m)	560,355	3,609
		3,798
Hotels, Restaurants & Leisure - 0.2%
Boyd Gaming Corp.	123,800	6,751
Caesars Entertainment, Inc. (m)	290,400	12,081
Studio City International Holdings Ltd.:
ADR (d)	121,177	722
(NYSE) ADR (m)	133,400	795
		20,349
Household Durables - 0.1%
Tempur Sealy International, Inc.	296,848	10,191
Specialty Retail - 0.1%
Dick's Sporting Goods, Inc.	52,100	6,267
Lowe's Companies, Inc.	40,300	8,029
Williams-Sonoma, Inc.	24,000	2,758
		17,054
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry, Inc.	91,100	3,469
TOTAL CONSUMER DISCRETIONARY		54,861
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. (b)(c)(m)	584,047	13,567
Food Products - 0.1%
Darling Ingredients, Inc. (m)	49,300	3,086
JBS SA	1,108,000	4,615
Reddy Ice Holdings, Inc. (c)(m)	133,255	7
		7,708
TOTAL CONSUMER STAPLES		21,275
ENERGY - 0.7%
Energy Equipment & Services - 0.1%
Diamond Offshore Drilling, Inc. (k)(m)	66,694	694
Forbes Energy Services Ltd. (c)(m)	135,187	0
Halliburton Co.	4,034	159
Jonah Energy Parent LLC (c)(m)	183,159	10,317
Superior Energy Services, Inc. Class A (c)(m)	66,115	4,871
		16,041
Oil, Gas & Consumable Fuels - 0.6%
Antero Resources Corp. (m)	127,900	3,964
California Resources Corp.	625,506	27,216
California Resources Corp. warrants 10/27/24 (m)	34,633	436
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (c)(m)	289	0
Series B warrants 10/1/25 (c)(m)	289	0
Cheniere Energy, Inc.	58,100	8,713
Chesapeake Energy Corp.	110,303	10,409
Chesapeake Energy Corp. (b)(m)	15,902	1,501
Civitas Resources, Inc.	36,312	2,104
Diamondback Energy, Inc.	22,492	3,076
EP Energy Corp. (c)(m)	611,545	4,061
Mesquite Energy, Inc. (c)(m)	185,122	11,030
Unit Corp.	28,630	1,657
		74,167
TOTAL ENERGY		90,208
FINANCIALS - 0.1%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (c)(m)	7,403,098	0
Consumer Finance - 0.1%
OneMain Holdings, Inc.	302,400	10,073
TOTAL FINANCIALS		10,073
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Humana, Inc.	6,100	3,124
Tenet Healthcare Corp. (m)	36,700	1,791
UnitedHealth Group, Inc.	10,400	5,514
		10,429
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. (m)	22,300	4,859
IQVIA Holdings, Inc. (m)	47,000	9,630
		14,489
TOTAL HEALTH CARE		24,918
INDUSTRIALS - 0.1%
Building Products - 0.0%
Builders FirstSource, Inc. (m)	55,600	3,607
Electrical Equipment - 0.0%
Regal Rexnord Corp.	22,600	2,712
Professional Services - 0.1%
ASGN, Inc. (m)	88,300	7,195
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (c)(m)	11,553	1,381
Class B (c)(m)	3,850	460
		1,841
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(c)(m)	403,760	0
Class A2 (b)(c)(m)	403,760	0
Class A3 (b)(c)(m)	403,760	0
Class A4 (b)(c)(m)	403,760	0
Class A5 (b)(c)(m)	403,760	0
Class A6 (b)(c)(m)	403,760	0
Class A7 (b)(c)(m)	403,760	0
Class A8 (b)(c)(m)	403,760	0
Class A9 (b)(c)(m)	403,760	0
		0
TOTAL INDUSTRIALS		15,355
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.0%
CDW Corp.	40,300	7,197
IT Services - 0.2%
Fiserv, Inc. (m)	66,600	6,731
Global Payments, Inc.	61,700	6,128
GTT Communications, Inc. rights (c)(m)	285,630	286
MasterCard, Inc. Class A	12,100	4,208
SS&C Technologies Holdings, Inc.	54,139	2,818
Visa, Inc. Class A	26,900	5,589
		25,760
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. (m)	35,900	2,325
ASML Holding NV	4,400	2,404
Lam Research Corp.	7,200	3,026
Marvell Technology, Inc.	155,200	5,749
Microchip Technology, Inc.	127,400	8,950
NVIDIA Corp.	19,000	2,777
NXP Semiconductors NV	18,600	2,939
onsemi (m)	169,691	10,584
		38,754
Software - 0.1%
Adobe, Inc. (m)	14,064	4,733
Microsoft Corp.	15,200	3,645
Palo Alto Networks, Inc. (m)	18,800	2,623
		11,001
TOTAL INFORMATION TECHNOLOGY		82,712
MATERIALS - 0.3%
Chemicals - 0.1%
CF Industries Holdings, Inc.	64,100	5,461
The Chemours Co. LLC	214,479	6,567
		12,028
Containers & Packaging - 0.1%
Berry Global Group, Inc.	87,939	5,314
Graphic Packaging Holding Co.	332,500	7,398
WestRock Co.	111,900	3,934
		16,646
Metals & Mining - 0.1%
Algoma Steel Group, Inc.	489,241	3,102
Algoma Steel SCA (c)(m)	151,792	0
Elah Holdings, Inc. (m)	517	31
First Quantum Minerals Ltd.	217,300	4,540
Freeport-McMoRan, Inc.	47,500	1,805
		9,478
TOTAL MATERIALS		38,152
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc.	58,409	1,859
PG&E Corp. (m)	606,468	9,861
Portland General Electric Co.	13,962	684
		12,404
Independent Power and Renewable Electricity Producers - 0.0%
PureWest Energy (c)	10,774	0
PureWest Energy rights (c)(m)	6,493	0
		0
TOTAL UTILITIES		12,404
TOTAL COMMON STOCKS (Cost $298,657)		365,565

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies (c)(m)	624	581
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(c)(m)	193,792,711	2
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,489)		583

Bank Loan Obligations - 1.7%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.89% 12/12/26 (f)(g)(n)	5,315	5,246
Frontier Communications Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5% 5/1/28 (f)(g)(n)	2,657	2,529
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 9.2299% 11/1/24 (f)(g)(n)	4,181	3,112
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 3/9/27 (f)(g)(n)	4,347	3,509
		14,396
Media - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.3171% 5/25/26 (f)(g)(n)	3,585	3,385
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 6.8836% 9/19/26 (f)(g)(n)	1,380	1,368
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.8302% 6/10/29 (f)(g)(n)	353	348
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 1/31/29 (f)(g)(n)	3,553	3,439
		8,540
TOTAL COMMUNICATION SERVICES		22,936
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.6336% 12/17/28 (f)(g)(n)	1,040	864
Diversified Consumer Services - 0.1%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 12.9799% 8/22/25 (f)(g)(n)	3,640	3,471
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 8.5791% 1/15/27 (f)(g)(n)	6,593	6,417
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.765% 3/4/28 (f)(g)(n)	8,307	6,975
		16,863
Hotels, Restaurants & Leisure - 0.1%
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.573% 1/15/30 (f)(g)(n)	1,625	1,623
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.323% 1/27/29 (f)(g)(n)	1,734	1,646
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.4171% 4/7/29 (f)(g)(n)	1,090	1,072
		4,341
Specialty Retail - 0.1%
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 4/15/28 (f)(g)(n)	2,669	2,297
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 12.6746% 6/30/27 (f)(g)(n)	515	443
Wand NewCo 3, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 2/5/26 (f)(g)(n)	11,038	10,443
		13,183
TOTAL CONSUMER DISCRETIONARY		35,251
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 7.9302% 1/24/29 (f)(g)(n)	1,035	923
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (c)(e)(f)(n)	1,267	0
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(g)(n)	3,423	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(g)(n)	1,476	0
		0
TOTAL ENERGY		0
FINANCIALS - 0.1%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.9375% 2/27/28 (f)(g)(n)	5,281	5,171
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.6336% 2/15/27 (f)(g)(n)	648	626
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8539% 11/12/27 (f)(g)(n)	6,399	6,246
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.2202% 11/10/29 (f)(g)(n)	450	445
		7,317
TOTAL FINANCIALS		12,488
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 10/1/27 (f)(g)(n)	9,702	9,084
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 11/15/28 (f)(g)(n)	3,310	3,182
		12,266
Health Care Technology - 0.1%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.8211% 2/15/29 (f)(g)(n)	13,072	11,769
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 3.5% 2/15/29 (f)(g)(n)(o)	2,227	2,005
		13,774
TOTAL HEALTH CARE		26,040
INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.923% 4/8/26 (f)(g)(n)	1,506	1,433
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.923% 4/4/26 (f)(g)(n)	810	770
		2,203
Airlines - 0.1%
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.13% 8/11/28 (f)(g)(n)	4,219	4,161
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.9926% 10/20/27 (f)(g)(n)	2,095	2,133
		6,294
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 5/17/28 (f)(g)(n)	11,288	8,403
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.8588% 2/25/29 (f)(g)(n)	10,537	9,229
		17,632
Commercial Services & Supplies - 0.1%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.423% 12/20/29 (f)(g)(n)	525	478
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.923% 12/21/28 (f)(g)(n)	2,487	2,404
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9883% 6/21/28 (f)(g)(n)	1,399	1,298
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 8.8219% 4/11/29 (f)(g)(n)	7,380	6,573
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 8.9375% 12/10/26 (c)(f)(g)(n)	3,903	3,864
		14,617
Construction & Engineering - 0.0%
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 6/4/28 (f)(g)(n)	3,056	2,916
Machinery - 0.0%
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 12/8/29 (g)(n)(p)	815	805
TOTAL INDUSTRIALS		44,467
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Components - 0.0%
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 3/31/28 (f)(g)(n)	985	941
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.7302% 2/16/28 (f)(g)(n)	603	591
Camelot Finance SA Tranche B, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 10/31/26 (f)(g)(n)	599	589
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 10.75% 5/31/25 (f)(g)(n)	7,817	3,518
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 8/19/28 (f)(g)(n)	5,339	5,226
		9,924
Software - 0.3%
Boxer Parent Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 10/2/25 (f)(g)(n)	18,876	18,042
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 6/2/28 (f)(g)(n)	3,145	2,863
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9849% 8/31/28 (f)(g)(n)	3,074	2,949
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 4/22/28 (f)(g)(n)	3,066	2,910
Ultimate Software Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9983% 5/3/26 (f)(g)(n)	6,670	6,336
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 2/28/27 (f)(g)(n)	1,274	1,234
		34,334
TOTAL INFORMATION TECHNOLOGY		45,199
MATERIALS - 0.1%
Chemicals - 0.1%
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.3442% 8/29/29 (f)(g)(n)	271	270
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 7.9683% 10/4/29 (f)(g)(n)	8,880	8,074
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5% 11/9/28 (f)(g)(n)	1,693	1,621
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5% 9/22/28 (f)(g)(n)	1,277	1,251
		11,216
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 8.598% 4/13/29 (f)(g)(n)	4,159	3,953
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.2592% 2/9/26 (f)(g)(n)	786	695
		4,648
TOTAL MATERIALS		15,864
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.4375% 6/23/25 (f)(g)(n)	16,590	16,439
TOTAL BANK LOAN OBLIGATIONS (Cost $240,954)		219,607

Fixed-Income Funds - 23.7%
	Shares	Value ($) (000s)
Fidelity Emerging Markets Debt Central Fund (q)	269,174,565	2,029,576
Fidelity Floating Rate Central Fund (q)	10,625,916	1,010,843
TOTAL FIXED-INCOME FUNDS (Cost $3,604,102)		3,040,419

Preferred Securities - 4.4%
		Principal Amount (a) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 4.375% (Reg. S) (f)(h)	EUR	18,100	16,414
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Energy Transfer LP:
6.25% (f)(h)		45,897	40,096
6.625% (f)(h)		17,100	13,125
7.125% (f)(h)		4,160	3,512
MPLX LP 6.875% (f)(h)		18,000	18,197
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 12.1759% (e)(f)(g)(h)		1,711	1,264
			76,194
FINANCIALS - 3.7%
Banks - 3.4%
Bank of America Corp.:
5.2% (f)(h)		48,090	46,812
5.875% (f)(h)		60,475	54,318
6.25% (f)(h)		18,480	18,121
Citigroup, Inc.:
4.7% (f)(h)		8,755	7,449
5% (f)(h)		36,455	33,004
5.9% (f)(h)		15,875	16,063
5.95% (f)(h)		46,925	47,635
6.3% (f)(h)		4,120	3,920
Huntington Bancshares, Inc. 5.7% (f)(h)		7,660	7,181
JPMorgan Chase & Co.:
4% (f)(h)		19,100	16,547
4.6% (f)(h)		13,385	12,052
5% (f)(h)		18,675	17,475
6% (f)(h)		54,840	55,007
6.125% (f)(h)		12,865	12,639
6.75% (f)(h)		6,270	6,422
Wells Fargo & Co.:
5.875% (f)(h)		36,775	35,589
5.9% (f)(h)		46,445	41,725
			431,959
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 2.870% 7.466% (f)(g)(h)		29,914	29,413
4.4% (f)(h)		4,530	3,863
4.95% (f)(h)		7,885	7,328
			40,604
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(h)		22	1
TOTAL FINANCIALS			472,564
TOTAL PREFERRED SECURITIES (Cost $607,397)			565,172

Money Market Funds - 2.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.37% (r)	260,038,729	260,091
Fidelity Securities Lending Cash Central Fund 4.37% (r)(s)	74,117,736	74,125
TOTAL MONEY MARKET FUNDS (Cost $334,178)		334,216

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $14,478,692)	12,974,216
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(140,107)
NET ASSETS - 100.0%	12,834,109

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 1/1/53	(13,050)	(10,949)
2% 1/1/53	(16,300)	(13,675)
2% 1/1/53	(10,250)	(8,599)
2% 1/1/53	(16,300)	(13,675)
2% 2/1/53	(3,250)	(2,730)
3.5% 1/1/53	(1,850)	(1,700)

TOTAL GINNIE MAE		(51,328)

Uniform Mortgage Backed Securities
2.5% 1/1/53	(1,750)	(1,484)
2.5% 1/1/53	(1,250)	(1,060)
2.5% 1/1/53	(1,250)	(1,060)
2.5% 1/1/53	(1,750)	(1,484)
2.5% 1/1/53	(1,200)	(1,017)
3.5% 1/1/53	(1,750)	(1,592)
3.5% 1/1/53	(13,300)	(12,096)
3.5% 1/1/53	(13,300)	(12,096)
4% 1/1/53	(2,800)	(2,628)
4.5% 1/1/53	(17,450)	(16,820)
4.5% 1/1/53	(7,200)	(6,940)
5% 1/1/53	(2,300)	(2,267)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(60,544)

TOTAL TBA SALE COMMITMENTS (Proceeds $113,458)		(111,872)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4,478	Mar 2023	502,865	(1,451)	(1,451)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,473	Mar 2023	507,158	481	481
CBOT 5-Year U.S. Treasury Note Contracts (United States)	247	Mar 2023	26,659	13	13
CBOT Long Term U.S. Treasury Bond Contracts (United States)	207	Mar 2023	25,946	0	0
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	279	Mar 2023	37,473	76	76

TOTAL FUTURES CONTRACTS					(881)
The notional amount of futures purchased as a percentage of Net Assets is 8.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $1,377,434,000.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($) (000s)

AUD	35,438	USD	23,735	Canadian Imperial Bk. of Comm.	1/13/23	402
EUR	3,738	USD	3,987	Bank of America, N.A.	1/13/23	17
EUR	13,370	USD	14,274	Bank of America, N.A.	1/13/23	47
EUR	2,282	USD	2,432	Barclays Bank PLC	1/13/23	12
EUR	4,366	USD	4,649	Brown Brothers Harriman & Co	1/13/23	28
EUR	1,837	USD	1,962	Brown Brothers Harriman & Co	1/13/23	6
EUR	2,304	USD	2,439	HSBC Bank	1/13/23	29
EUR	17,415	USD	18,603	Morgan Stanley Cap. Group, Inc	1/13/23	51
EUR	2,603	USD	2,780	State Street Bank and Trust Co	1/13/23	8
EUR	3,368	USD	3,583	State Street Bank and Trust Co	1/13/23	25
EUR	2,508	USD	2,671	State Street Bank and Trust Co	1/13/23	15
USD	44,050	AUD	65,044	Bank of America, N.A.	1/13/23	(253)
USD	11,023	AUD	16,301	Bank of America, N.A.	1/13/23	(80)
USD	1,835	AUD	2,701	State Street Bank and Trust Co	1/13/23	(5)
USD	76,857	CAD	104,742	Bank of America, N.A.	1/13/23	(504)
USD	3,613	EUR	3,415	Bank of America, N.A.	1/13/23	(45)
USD	22,516	EUR	21,191	Brown Brothers Harriman & Co	1/13/23	(182)
USD	451,707	EUR	426,786	State Street Bank and Trust Co	1/13/23	(5,445)
USD	9,183	GBP	7,503	Royal Bank of Canada	1/13/23	110
USD	95,798	GBP	78,150	State Street Bank and Trust Co	1/13/23	1,294
USD	11,981	JPY	1,623,563	State Street Bank and Trust Co	1/13/23	(405)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(4,875)

Unrealized Appreciation						2,044
Unrealized Depreciation						(6,919)
For the period, the average contract value for forward foreign currency contracts was $1,369,660,000. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,592,000 or 0.3% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,773,023,000 or 21.6% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,981,000.
(k)	Security or a portion of the security is on loan at period end.
(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)	Non-income producing
(n)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(o)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,670,000 and $1,504,000, respectively.

(p)	The coupon rate will be determined upon settlement of the loan after period end.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Chesapeake Energy Corp.	2/10/21	151

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	1,457

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	2,515

New Cotai LLC/New Cotai Capital Corp.	9/11/20	11,111

Southeastern Grocers, Inc.	6/01/18	4,108

Tricer Holdco SCA	10/16/09 - 12/30/17	6,909

Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	1,100

Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	1,100

Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	1,100

Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	1,100

Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	1,100

Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	1,100

Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	1,100

Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	1,100

Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	1,100

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	672,089	4,110,696	4,522,694	7,198	6	(6)	260,091	0.6%
Fidelity Emerging Markets Debt Central Fund	2,568,423	175,093	295,806	115,508	(39,921)	(378,213)	2,029,576	93.4%
Fidelity Floating Rate Central Fund	1,489,622	79,760	484,235	71,756	(39,057)	(35,247)	1,010,843	43.1%
Fidelity Mortgage Backed Securities Central Fund	21	-	20	-	(1)	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 4.37%	234,493	2,492,428	2,652,796	660	-	-	74,125	0.2%
Total	4,964,648	6,857,977	7,955,551	195,122	(78,973)	(413,466)	3,374,635

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	15,607	14,396	-	1,211
Consumer Discretionary	55,442	51,063	-	4,379
Consumer Staples	21,275	7,701	-	13,574
Energy	90,208	59,929	-	30,279
Financials	10,073	10,073	-	-
Health Care	24,918	24,918	-	-
Industrials	15,357	13,514	-	1,843
Information Technology	82,712	82,426	-	286
Materials	38,152	38,152	-	-
Utilities	12,404	12,404	-	-

Corporate Bonds	4,199,663	-	4,168,851	30,812

U.S. Government and Government Agency Obligations	3,471,424	-	3,471,424	-

U.S. Government Agency - Mortgage Securities	370,058	-	370,058	-

Commercial Mortgage Securities	13,103	-	13,103	-

Foreign Government and Government Agency Obligations	394,406	-	394,406	-

Bank Loan Obligations	219,607	-	215,743	3,864

Fixed-Income Funds	3,040,419	3,040,419	-	-

Preferred Securities	565,172	-	565,172	-

Money Market Funds	334,216	334,216	-	-
Total Investments in Securities:	12,974,216	3,689,211	9,198,757	86,248
Derivative Instruments:

Assets
Forward Foreign Currency Contracts	2,044	-	2,044	-
Futures Contracts	570	570	-	-
Total Assets	2,614	570	2,044	-

Liabilities
Forward Foreign Currency Contracts	(6,919)	-	(6,919)	-
Futures Contracts	(1,451)	(1,451)	-	-
Total Liabilities	(8,370)	(1,451)	(6,919)	-
Total Derivative Instruments:	(5,756)	(881)	(4,875)	-
Other Financial Instruments:

TBA Sale Commitments	(111,872)	-	(111,872)	-
Total Other Financial Instruments:	(111,872)	-	(111,872)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	2,044	(6,919)
Total Foreign Exchange Risk	2,044	(6,919)
Interest Rate Risk
Futures Contracts (b)	570	(1,451)
Total Interest Rate Risk	570	(1,451)
Total Value of Derivatives	2,614	(8,370)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)			December 31, 2022

Assets
Investment in securities, at value (including securities loaned of $71,775) - See accompanying schedule:	$
Unaffiliated issuers (cost $10,540,412)		9,599,581
Fidelity Central Funds (cost $3,938,280)		3,374,635

Total Investment in Securities (cost $14,478,692)			$12,974,216
Cash			3,074
Foreign currency held at value (cost $4)			4
Receivable for investments sold			47,997
Receivable for TBA sale commitments			113,458
Unrealized appreciation on forward foreign currency contracts			2,044
Receivable for fund shares sold			10,975
Dividends receivable			1,100
Interest receivable			99,373
Distributions receivable from Fidelity Central Funds			977
Prepaid expenses			14
Other receivables			104
Total assets			13,253,336
Liabilities
Payable for investments purchased
Regular delivery		$22,824
Delayed delivery		160,002
TBA sale commitments, at value		111,872
Unrealized depreciation on forward foreign currency contracts		6,919
Payable for fund shares redeemed		30,309
Distributions payable		3,589
Accrued management fee		5,970
Distribution and service plan fees payable		672
Payable for daily variation margin on futures contracts		1,172
Other affiliated payables		1,524
Other payables and accrued expenses		249
Collateral on securities loaned		74,125
Total Liabilities			419,227
Net Assets			$12,834,109
Net Assets consist of:
Paid in capital			$14,583,011
Total accumulated earnings (loss)			(1,748,902)
Net Assets			$12,834,109

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,636,956 ÷ 152,609 shares) (a)			$10.73
Maximum offering price per share (100/96.00 of $10.73)			$11.18
Class M :
Net Asset Value and redemption price per share ($629,724 ÷ 58,739 shares) (a)			$10.72
Maximum offering price per share (100/96.00 of $10.72)			$11.17
Class C :
Net Asset Value and offering price per share ($222,216 ÷ 20,776 shares) (a)			$10.70
Fidelity Strategic Income Fund :
Net Asset Value , offering price and redemption price per share ($5,456,882 ÷ 501,433 shares)			$10.88
Class I :
Net Asset Value , offering price and redemption price per share ($3,986,403 ÷ 366,277 shares)			$10.88
Class Z :
Net Asset Value , offering price and redemption price per share ($901,928 ÷ 82,832 shares)			$10.89
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Amounts in thousands		Year ended December 31, 2022
Investment Income
Dividends		$50,006
Interest		360,210
Income from Fidelity Central Funds (including $660 from security lending)		195,122
Total Income		605,338
Expenses
Management fee	$79,820
Transfer agent fees	18,450
Distribution and service plan fees	9,036
Accounting fees	1,718
Custodian fees and expenses	44
Independent trustees' fees and expenses	48
Registration fees	344
Audit	124
Legal	914
Miscellaneous	66
Total expenses before reductions	110,564
Expense reductions	(297)
Total expenses after reductions		110,267
Net Investment income (loss)		495,071
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(57,059)
Fidelity Central Funds	(78,973)
Forward foreign currency contracts	113,251
Foreign currency transactions	(5,636)
Futures contracts	(224,713)
Total net realized gain (loss)		(253,130)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,674,078)
Fidelity Central Funds	(413,466)
Forward foreign currency contracts	(25,357)
Assets and liabilities in foreign currencies	215
Futures contracts	(3,309)
TBA Sale commitments	1,618
Total change in net unrealized appreciation (depreciation)		(2,114,377)
Net gain (loss)		(2,367,507)
Net increase (decrease) in net assets resulting from operations		$(1,872,436)
Statement of Changes in Net Assets

Amount in thousands	Year ended December 31, 2022	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$495,071	$424,672
Net realized gain (loss)	(253,130)	319,698
Change in net unrealized appreciation (depreciation)	(2,114,377)	(140,674)
Net increase (decrease) in net assets resulting from operations	(1,872,436)	603,696
Distributions to shareholders	(511,157)	(741,684)
Share transactions - net increase (decrease)	(1,768,785)	1,482,123
Total increase (decrease) in net assets	(4,152,378)	1,344,135

Net Assets
Beginning of period	16,986,487	15,642,352
End of period	$12,834,109	$16,986,487

Financial Highlights
Fidelity Advisor® Strategic Income Fund Class A

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.51	$12.61	$12.29	$11.56	$12.32
Income from Investment Operations
Net investment income (loss) A,B	.359	.303	.367	.412	.424
Net realized and unrealized gain (loss)	(1.764)	.143	.497	.818	(.780)
Total from investment operations	(1.405)	.446	.864	1.230	(.356)
Distributions from net investment income	(.361)	(.305)	(.386)	(.390)	(.392)
Distributions from net realized gain	(.014)	(.241)	(.158)	(.110)	(.012)
Total distributions	(.375)	(.546)	(.544)	(.500)	(.404)
Net asset value, end of period	$10.73	$12.51	$12.61	$12.29	$11.56
Total Return C,D	(11.29)%	3.58%	7.19%	10.74%	(2.95)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.98%	.97%	.97%	.98%	.98%
Expenses net of fee waivers, if any	.97%	.96%	.97%	.97%	.98%
Expenses net of all reductions	.97%	.96%	.97%	.97%	.98%
Net investment income (loss)	3.18%	2.39%	3.02%	3.38%	3.52%
Supplemental Data
Net assets, end of period (in millions)	$1,637	$2,072	$1,904	$1,918	$1,631
Portfolio turnover rate G	69%	94%	96%	138% H	113% I

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® Strategic Income Fund Class M

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.51	$12.61	$12.28	$11.55	$12.31
Income from Investment Operations
Net investment income (loss) A,B	.360	.304	.368	.412	.424
Net realized and unrealized gain (loss)	(1.774)	.142	.506	.818	(.779)
Total from investment operations	(1.414)	.446	.874	1.230	(.355)
Distributions from net investment income	(.362)	(.305)	(.386)	(.390)	(.393)
Distributions from net realized gain	(.014)	(.241)	(.158)	(.110)	(.012)
Total distributions	(.376)	(.546)	(.544)	(.500)	(.405)
Net asset value, end of period	$10.72	$12.51	$12.61	$12.28	$11.55
Total Return C,D	(11.37)%	3.59%	7.29%	10.75%	(2.95)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.97%	.96%	.96%	.97%	.98%
Expenses net of fee waivers, if any	.97%	.96%	.96%	.97%	.97%
Expenses net of all reductions	.97%	.96%	.96%	.97%	.97%
Net investment income (loss)	3.19%	2.39%	3.03%	3.39%	3.52%
Supplemental Data
Net assets, end of period (in millions)	$630	$797	$792	$806	$755
Portfolio turnover rate G	69%	94%	96%	138% H	113% I

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® Strategic Income Fund Class C

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.48	$12.58	$12.26	$11.53	$12.28
Income from Investment Operations
Net investment income (loss) A,B	.275	.208	.276	.320	.334
Net realized and unrealized gain (loss)	(1.765)	.142	.496	.818	(.770)
Total from investment operations	(1.490)	.350	.772	1.138	(.436)
Distributions from net investment income	(.276)	(.209)	(.294)	(.298)	(.302)
Distributions from net realized gain	(.014)	(.241)	(.158)	(.110)	(.012)
Total distributions	(.290)	(.450)	(.452)	(.408)	(.314)
Net asset value, end of period	$10.70	$12.48	$12.58	$12.26	$11.53
Total Return C,D	(11.99)%	2.81%	6.41%	9.94%	(3.60)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.73%	1.72%	1.72%	1.72%	1.72%
Expenses net of fee waivers, if any	1.73%	1.72%	1.72%	1.72%	1.72%
Expenses net of all reductions	1.73%	1.72%	1.72%	1.72%	1.72%
Net investment income (loss)	2.43%	1.64%	2.27%	2.63%	2.78%
Supplemental Data
Net assets, end of period (in millions)	$222	$354	$572	$678	$1,006
Portfolio turnover rate G	69%	94%	96%	138% H	113% I

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity® Strategic Income Fund

Years ended December 31,	2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$12.70	$12.79	$12.46	$11.72	$12.38
Income from Investment Operations
Net investment income (loss) B,C	.399	.346	.410	.454	.314
Net realized and unrealized gain (loss)	(1.805)	.153	.504	.827	(.657)
Total from investment operations	(1.406)	.499	.914	1.281	(.343)
Distributions from net investment income	(.400)	(.348)	(.426)	(.431)	(.317)
Distributions from net realized gain	(.014)	(.241)	(.158)	(.110)	-
Total distributions	(.414)	(.589)	(.584)	(.541)	(.317)
Net asset value, end of period	$10.88	$12.70	$12.79	$12.46	$11.72
Total Return D,E	(11.14)%	3.96%	7.53%	11.04%	(2.78)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.68%	.66%	.67%	.68%	.69% H
Expenses net of fee waivers, if any	.68%	.66%	.67%	.68%	.68% H
Expenses net of all reductions	.68%	.66%	.67%	.68%	.68% H
Net investment income (loss)	3.48%	2.69%	3.32%	3.68%	3.64% H
Supplemental Data
Net assets, end of period (in millions)	$5,457	$7,245	$6,823	$8,139	$7,817
Portfolio turnover rate I	69%	94%	96%	138% J	113% K

A For the period April 13, 2018 (commencement of sale of shares) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® Strategic Income Fund Class I

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.70	$12.79	$12.46	$11.72	$12.49
Income from Investment Operations
Net investment income (loss) A,B	.394	.340	.404	.449	.458
Net realized and unrealized gain (loss)	(1.805)	.153	.505	.827	(.789)
Total from investment operations	(1.411)	.493	.909	1.276	(.331)
Distributions from net investment income	(.395)	(.342)	(.421)	(.426)	(.427)
Distributions from net realized gain	(.014)	(.241)	(.158)	(.110)	(.012)
Total distributions	(.409)	(.583)	(.579)	(.536)	(.439)
Net asset value, end of period	$10.88	$12.70	$12.79	$12.46	$11.72
Total Return C	(11.18)%	3.91%	7.48%	11.00%	(2.71)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.72%	.71%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.72%	.71%	.71%	.72%	.73%
Expenses net of all reductions	.72%	.71%	.71%	.72%	.73%
Net investment income (loss)	3.44%	2.64%	3.28%	3.64%	3.76%
Supplemental Data
Net assets, end of period (in millions)	$3,986	$5,460	$4,890	$4,899	$4,831
Portfolio turnover rate F	69%	94%	96%	138% G	113% H

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® Strategic Income Fund Class Z

Years ended December 31,	2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$12.70	$12.80	$12.47	$11.72	$12.17
Income from Investment Operations
Net investment income (loss) B,C	.405	.352	.417	.461	.119
Net realized and unrealized gain (loss)	(1.794)	.143	.504	.837	(.437)
Total from investment operations	(1.389)	.495	.921	1.298	(.318)
Distributions from net investment income	(.407)	(.354)	(.433)	(.438)	(.132)
Distributions from net realized gain	(.014)	(.241)	(.158)	(.110)	-
Total distributions	(.421)	(.595)	(.591)	(.548)	(.132)
Net asset value, end of period	$10.89	$12.70	$12.80	$12.47	$11.72
Total Return D,E	(11.00)%	3.92%	7.59%	11.19%	(2.62)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.62%	.61%	.61%	.62%	.62% H
Expenses net of fee waivers, if any	.62%	.61%	.61%	.62%	.62% H
Expenses net of all reductions	.62%	.61%	.61%	.62%	.62% H
Net investment income (loss)	3.54%	2.74%	3.38%	3.74%	3.95% H
Supplemental Data
Net assets, end of period (in millions)	$902	$1,058	$662	$587	$166
Portfolio turnover rate I	69%	94%	96%	138% J	113% K

A For the period October 2, 2018 (commencement of sale of shares) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements
For the period ended December 31, 2022
( Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Strategic Income Fund Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Strategic Income Fund	$104

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to futures contracts and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$253,135
Gross unrealized depreciation	(1,729,843)
Net unrealized appreciation (depreciation)	$(1,476,708)
Tax Cost	$14,462,311

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(248,582)
Net unrealized appreciation (depreciation) on securities and other investments	$(1,476,627)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(248,582)

The tax character of distributions paid was as follows:

	December 31, 2022	December 31, 2021
Ordinary Income	$492,380	$543,787
Long-term Capital Gains	18,777	197,897
Total	$511,157	$741,684

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Advisor Strategic Income Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	$113,251	$(25,357)
Total Foreign Exchange Risk	113,251	(25,357)
Interest Rate Risk
Futures Contracts	(224,713)	(3,309)
Total Interest Rate Risk	$(224,713)	$(3,309)
Totals	$(111,462)	$(28,666)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Strategic Income Fund	5,463,554	7,299,520
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$4,519	$87
Class M	- %	.25%	1,729	15
Class C	.75%	.25%	2,788	303
			$9,036	$405

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$85
Class M	11
Class C A	10
$106
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$2,820.16
Class M	1,029.15
Class C	448.16
Fidelity Strategic Income Fund	6,636.11
Class I	7,042.15
Class Z	475.05
	$18,450

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Advisor Strategic Income Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Strategic Income Fund	$4

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Strategic Income Fund	12,193	17,812	4,204

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Advisor Strategic Income Fund	6
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Strategic Income Fund	$26
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Strategic Income Fund	$72	$-	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $30.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $267.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2022	Year ended December 31, 2021
Fidelity Advisor Strategic Income Fund
Distributions to shareholders
Class A	$59,799	$87,743
Class M	22,910	34,319
Class C	6,975	14,402
Fidelity Strategic Income Fund	223,432	326,888
Class I	163,110	236,348
Class Z	34,931	41,984
Total	$511,157	$741,684
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021
Fidelity Advisor Strategic Income Fund
Class A
Shares sold	15,973	38,813	$181,883	$492,042
Reinvestment of distributions	5,118	6,639	57,068	83,673
Shares redeemed	(34,081)	(30,768)	(383,022)	(390,153)
Net increase (decrease)	(12,990)	14,684	$(144,071)	$185,562
Class M
Shares sold	4,863	8,510	$55,925	$107,780
Reinvestment of distributions	2,014	2,673	22,441	33,668
Shares redeemed	(11,838)	(10,318)	(133,831)	(130,794)
Net increase (decrease)	(4,961)	865	$(55,465)	$10,654
Class C
Shares sold	2,460	5,044	$28,121	$63,776
Reinvestment of distributions	608	1,114	6,768	13,990
Shares redeemed	(10,660)	(23,285)	(119,724)	(294,235)
Net increase (decrease)	(7,592)	(17,127)	$(84,835)	$(216,469)
Fidelity Strategic Income Fund
Shares sold	90,824	125,347	$1,045,620	$1,613,497
Reinvestment of distributions	17,550	22,959	198,721	293,601
Shares redeemed	(177,632)	(110,939)	(2,014,058)	(1,427,465)
Net increase (decrease)	(69,258)	37,367	$(769,717)	$479,633
Class I
Shares sold	116,342	143,221	$1,352,927	$1,842,147
Reinvestment of distributions	13,623	17,372	154,401	222,130
Shares redeemed	(193,764)	(112,697)	(2,218,101)	(1,448,940)
Net increase (decrease)	(63,799)	47,896	$(710,773)	$615,337
Class Z
Shares sold	34,259	41,820	$393,604	$539,424
Reinvestment of distributions	2,610	2,771	29,544	35,442
Shares redeemed	(37,338)	(13,034)	(427,072)	(167,460)
Net increase (decrease)	(469)	31,557	$(3,924)	$407,406
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Strategic Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the "Fund"), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 15, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 295 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2016
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2016
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
William Irving (1964)
Year of Election or Appointment: 2023
Vice President
Mr. Irving also serves as Vice President of other funds. Mr. Irving serves as Head of Fidelity Asset Management Solutions (2022-present) and is an employee of Fidelity Investments. Mr. Irving serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2023-present) and President, Director, or Vice President of certain other Fidelity entities. Previously, Mr. Irving served as Chief Investment Officer (CIO) in the Global Asset Allocation division (2020-2022).  Prior to that, he was Managing Director of Research in the Global Asset Allocation division (2018-2020) and portfolio manager of certain Fidelity ® funds (2004-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022
Fidelity Advisor® Strategic Income Fund
Class A	.97%
Actual		$ 1,000	$ 1,007.00	$ 4.91
Hypothetical- B		$ 1,000	$ 1,020.32	$ 4.94
Class M	.96%
Actual		$ 1,000	$ 1,007.00	$ 4.86
Hypothetical- B		$ 1,000	$ 1,020.37	$ 4.89
Class C	1.72%
Actual		$ 1,000	$ 1,003.10	$ 8.68
Hypothetical- B		$ 1,000	$ 1,016.53	$ 8.74
Fidelity® Strategic Income Fund	.67%
Actual		$ 1,000	$ 1,007.70	$ 3.39
Hypothetical- B		$ 1,000	$ 1,021.83	$ 3.41
Class I	.72%
Actual		$ 1,000	$ 1,007.50	$ 3.64
Hypothetical- B		$ 1,000	$ 1,021.58	$ 3.67
Class Z	.62%
Actual		$ 1,000	$ 1,008.90	$ 3.14
Hypothetical- B		$ 1,000	$ 1,022.08	$ 3.16

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 10.71% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $274,528,853 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $344,769,293 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three- and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the representative class (the retail class) and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar Lipper investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2021.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule.  The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.540220.125
SI-ANN-0323

Item 2.

Code of Ethics

As of the end of the period, December 31, 2022, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Strategic Income Fund (the “Fund”):

Services Billed by Deloitte Entities

December 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$100,900	$-	$9,300	$2,200

December 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$100,200	$-	$9,300	$2,200

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2022A	December 31, 2021A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2022A	December 31, 2021A
Deloitte Entities	$469,100	$533,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 21, 2023